Share capital - Per share amounts (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect of dilutive securities
Basic total weighted average number of common shares outstanding	224,156,034	189,681,394	188,693,316
Effect of dilutive securities - Share option awards	1,366,938	629,104	401,897
Diluted total weighted average number of common shares outstanding	225,522,972	190,310,498	189,095,213